Non-Controlling Interest (Details) - Schedule of non-controlling Interests - Qinghai Found [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-Controlling Interest (Details) - Schedule of non-controlling Interests [Line Items]
Balance, Begnning	$ (3,590)	$ (41,370)
Share of net loss	(50,783)	(7,934)
Share of other comprehensive income (loos)	(16,826)	45,714
Balance, Ending	$ (71,199)	$ (3,590)